Award Timing Disclosure	12 Months Ended
Feb. 01, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Equity Award Grant Practices
The Company does not currently grant new awards of stock options, stock appreciation rights or similar option-like instruments, and generally is not in the practice of granting such awards. Accordingly, the Company has no specific policy or practice on the timing of such awards in relation to the disclosure of material nonpublic information by the Company. In the event that the HCCC determines to grant stock options or similar option-like instruments, the Board or HCCC will evaluate the proper steps to take in relation to the timing of such awards.

Award Timing Predetermined	false